DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2021
Derivatives designated as hedging instruments:
Currency forward contracts	$743	$(12)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	109	(301)

Total derivatives	$852	$(313)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2022
Derivatives designated as hedging instruments:
Currency forward contracts	$-	$(1,271)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	8	(152)

Total derivatives	$8	$(1,423)

The notional amounts for derivatives contracts were as follows:

	December 31,
	2021	2022
Derivatives designated as hedging instruments:
Currency forward contracts	$41,832	$42,848
Derivatives not designated as hedging instruments:
Currency forward and option contracts	$34,304	$16,082

Schedule of Derivative Contracts on Consolidated Statements of Operations
	Year ended December 31,
	2020	2021	2022

Operating income (expense)	$225	$1,460	$(2,055)

Financial income (expenses)	$(894)	$304	$(170)